PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2019
PLANT AND EQUIPMENT
Schedule of property and equipment

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Costs:
Balance, December 31, 2017	—	—	274,471	992,725	57,881	36,392	1,361,469
Additions	—	6,747,648	1,407,177	1,457,537	138,641	566,928	10,317,931
Acquired Through Verdélite	476,041	5,265,894	—	237,793	73,642	257,753	6,311,123

Balance, December 31, 2018	476,041	12,013,542	1,681,648	2,688,055	270,164	861,073	17,990,523
Additions	—	5,131,453	1,236,390	2,596,168	74,320	377,138	9,415,469
Acquired Through Naturals	—	—	33,984	—	3,271	63,553	100,808
Balance, June 30 2019	476,041	17,144,995	2,952,022	5,284,223	347,755	1,301,764	27,506,800

Accumulated Depreciation:
Balance, December 31, 2017	—	—	79,609	210,653	9,002	30,870	330,134
Additions	—	153,563	75,074	336,932	67,524	61,307	694,400

Balance, December 31, 2018	—	153,563	154,683	547,585	76,526	92,177	1,024,534
Additions	—	125,731	105,783	203,737	46,173	78,310	559,734
Balance, June 30 2019	—	279,294	260,466	751,322	122,699	170,487	1,584,268

Carrying value:
June 30, 2019	476,041	16,865,701	2,691,556	4,532,901	225,056	1,131,277	25,922,532
December 31, 2018	476,041	11,859,979	1,526,965	2,140,470	193,638	768,896	16,965,989